Regulatory Capital Requirements and Other Restrictions, Nature of Restrictions on Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Reserve balance for non-U.S. central banks [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash equivalents	$ 259	$ 188
Segregated for benefit of brokerage customers under federal and other brokerage regulations [Member]
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash equivalents	$ 1,085	$ 1,035